Loans and advances to clients (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Impairment losses - Loans and receivables
Balance at beginning of year	R$ 22,969,315	R$ 20,723,062	R$ 18,191,126
Impairment losses charged to income for the year	14,361,382	13,540,105	13,492,072
Transfers between stages	7,307,449	3,133,208
Movement of the period	7,053,934	10,406,897
Of which:
Commercial and industrial	2,376,910	3,620,292	5,499,018
Real estate-construction	94,957	192,901	471,366
Installment loans to individuals	11,866,475	9,708,243	7,460,458
Lease financing	23,040	18,669	61,230
Variation by Stage	0
Write-off of impaired balances against recorded impairment allowance	(14,704,948)	(11,293,852)	(13,421,560)
Of which:
Commercial and industrial	(5,713,369)	(3,981,414)	(5,715,903)
Real estate-construction	(108,294)	(190,660)	(341,804)
Installment loans to individuals	(8,834,391)	(7,099,553)	(7,312,310)
Lease financing	(48,893)	(22,225)	(51,543)
Balance at end of year	22,625,750	22,969,315	18,261,638
Of which:
Loans and advances to customers	20,557,180	20,241,803	15,409,056
Loans and amounts due from credit institutions (Note 5)	13,543	13,561	69,015
Provision for Debt Instruments (Note 6)	2,055,027	2,713,951	2,783,567
Recoveries of loans previously charged off	991,476	826,573	1,153,931
Of which:
Commercial and industrial	519,594	345,085	412,514
Real estate-construction	46,639	103,433	209,940
Installment loans to individuals	417,477	369,557	521,589
Lease financing	7,767	8,498	R$ 9,888
Stage 1 | Credit losses expected in 12 months
Impairment losses - Loans and receivables
Balance at beginning of year	3,917,278	3,833,553
Impairment losses charged to income for the year	1,549,095	83,725
Transfers between stages	(1,386,769)	(1,096,539)
Movement of the period	2,935,864	1,180,264
Of which:
Commercial and industrial	(463,647)	(311,546)
Real estate-construction	(44,548)	(10,173)
Installment loans to individuals	2,060,043	406,011
Lease financing	(2,753)	(567)
Variation by Stage	(1,107,772)
Write-off of impaired balances against recorded impairment allowance	0
Of which:
Commercial and industrial	0
Real estate-construction	0
Installment loans to individuals	0
Lease financing	0
Balance at end of year	4,358,601	3,917,278
Of which:
Loans and advances to customers	4,291,734	3,831,812
Loans and amounts due from credit institutions (Note 5)	0
Provision for Debt Instruments (Note 6)	53,324	85,465
Recoveries of loans previously charged off	0
Of which:
Commercial and industrial	0
Real estate-construction	0
Installment loans to individuals	0
Lease financing	0
Stage 2 | Expected credit losses over a maturity not subject to impairment
Impairment losses - Loans and receivables
Balance at beginning of year	3,779,119	3,767,490
Impairment losses charged to income for the year	365,191	389,100
Transfers between stages	(784,480)	(273,048)
Movement of the period	1,149,671	662,148
Of which:
Commercial and industrial	(77,270)	(161,669)
Real estate-construction	29,206	(28,581)
Installment loans to individuals	415,895	581,068
Lease financing	(2,640)	(1,718)
Variation by Stage	(850,621)
Write-off of impaired balances against recorded impairment allowance	0	(377,471)
Of which:
Commercial and industrial	0	(132,770)
Real estate-construction	0	(877)
Installment loans to individuals	0	(243,824)
Lease financing	0
Balance at end of year	3,293,690	3,779,119
Of which:
Loans and advances to customers	3,282,252	3,727,264
Loans and amounts due from credit institutions (Note 5)	13,543	13,561
Provision for Debt Instruments (Note 6)	11,438	38,296
Recoveries of loans previously charged off	0
Of which:
Commercial and industrial	0
Real estate-construction	0
Installment loans to individuals	0
Lease financing	0
Stage 3 | Expected credit losses during the maturity subject to impairment
Impairment losses - Loans and receivables
Balance at beginning of year	15,272,918	13,122,019
Impairment losses charged to income for the year	12,447,096	13,067,280
Transfers between stages	9,478,698	4,502,795
Movement of the period	2,968,398	8,564,485
Of which:
Commercial and industrial	2,917,827	4,093,507
Real estate-construction	110,299	231,655
Installment loans to individuals	9,390,537	8,721,164
Lease financing	28,433	20,954
Variation by Stage	1,958,393
Write-off of impaired balances against recorded impairment allowance	(14,704,948)	(10,916,381)
Of which:
Commercial and industrial	(5,713,369)	(3,848,644)
Real estate-construction	(108,294)	(189,783)
Installment loans to individuals	(8,834,391)	(6,855,729)
Lease financing	(48,893)	(22,225)
Balance at end of year	14,973,459	15,272,918
Of which:
Loans and advances to customers	12,983,194	12,682,727
Loans and amounts due from credit institutions (Note 5)	0
Provision for Debt Instruments (Note 6)	1,990,265	2,590,190
Recoveries of loans previously charged off	991,476	826,573
Of which:
Commercial and industrial	519,594	345,085
Real estate-construction	46,639	103,433
Installment loans to individuals	417,477	369,557
Lease financing	R$ 7,767	R$ 8,498